Condensed Consolidated Statements of Operations (Unaudited) (Parenthetical) (USD $)	2 Months Ended	3 Months Ended	11 Months Ended	1 Months Ended	12 Months Ended
	Mar. 31, 2011 Successor	Mar. 31, 2012 Successor	Dec. 31, 2011 Successor	Jan. 31, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor
Income tax benefit on loss from discontinued operations